Cash and Cash Equivalents to Restricted Cash - Summary of Restricted Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Deposit restricted for governmental project and others	₩ 21,290	₩ 23,970